RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Jun. 30, 2018
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of Sales to related party

Sales to related party – Sales to related party consisted of the following:

	For the years ended June 30,
	2017	2018	2019	2019
	RMB	RMB	RMB	U.S. Dollars
Urumqi Yikeli Automatic Control Equipment Co., Ltd.*	¥—	¥577,009	¥3,726,894	$542,741
Total revenues from related party	¥—	¥577,009	¥3,726,894	$542,741

Prepaid expenses - related parties - Prepaid expenses - related parties consisted of the following:

	June 30,	June 30,	June 30,
	2018	2019	2019
	RMB	RMB	U.S. Dollars
Founders	¥—	¥132,600	$19,311
Founders' family member	—	85,000	12,378
Total prepaid expenses - related parties	¥—	¥217,600	$31,689

Schedule of leases from related parties

The details of leases from related parties are as below:

			Monthly Rent	Monthly Rent
Lessee	Lessor	Rent Period	RMB	USD
Nanjing Recon	One of the Founders	April 1, 2018 - March 31, 2020	¥60,000	$8,738
BHD	One of the Founders	January 1, 2019 - December 31, 2019	22,500	3,277
BHD	Founders' family member	January 1, 2019 - December 31, 2019	47,500	6,917
Recon-BJ	One of the Founders	July 1, 2019 - June 30, 2020	10,000	1,456